Investments in subsidiaries, joint ventures and associates - Summary of balances and changes in investments in joint ventures and associates (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	R$ 2,148,284		R$ 318,100	R$ 111,227
Share of profit (loss) of subsidiaries, joint ventures and associates	[2]	(155,999)		(127,182)	11,908
Amortization of fair value adjustments		(1,611)		(2,493)	0
Dividends		(8,648)		(1,196)	(13,272)
Equity instrument granted (ii)	[3]			1,540	899
Accumulated other comprehensive income		8,783		35,031
Translation adjustments of foreign subsidiaries		(3,883)
Advances for future capital increase and capital contribution		20,819
Capital increase in cash				42,985
Capital decrease in shares				(522)	(3,100)
Acquisition of Subsidiary		273,325
Transfers of financial assets to investments	[4]			645,333
Advance for future capital				500,000
Other movements		(787)		(513)	342
Investments in joint ventures and associates at end of period	[1]	445,322		2,148,284	318,100
Terminal De Combustiveis Paulinia SA Opla Member
Disclosure of associates [line items]
Acquisition of Subsidiary					210,096
Hidrovias do Brasil S.A. [member]
Disclosure of associates [line items]
Acquisition of Subsidiary		(1,840,236)	[5]	647,201
Advances for investments - Virtu GNL [member]
Disclosure of associates [line items]
Advances for investments	[6]	30,000
Advances for investments - Blustone [member]
Disclosure of associates [line items]
Advances for investments		5,872
Advances for investments - GPA stations [member]
Disclosure of associates [line items]
Advances for investments		(30,597)		90,000
Joint ventures [member]
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	274,380		313,848	106,843
Share of profit (loss) of subsidiaries, joint ventures and associates	[2]	(60,357)		(34,625)	9,840
Amortization of fair value adjustments		(1,611)		(2,493)
Dividends		(8,057)		0	(11,072)
Equity instrument granted (ii)	[3]			0	899
Accumulated other comprehensive income		1,061		(2,427)
Translation adjustments of foreign subsidiaries		(3,612)
Advances for future capital increase and capital contribution		20,819
Capital increase in cash				0
Capital decrease in shares				(522)	(3,100)
Advances for investments				0
Acquisition of Subsidiary		0
Transfers of financial assets to investments	[4]			0
Advance for future capital				0
Other movements		2,306		599	342
Investments in joint ventures and associates at end of period	[1]	342,205		274,380	313,848
Joint ventures [member] | Terminal De Combustiveis Paulinia SA Opla Member
Disclosure of associates [line items]
Acquisition of Subsidiary					210,096
Joint ventures [member] | Hidrovias do Brasil S.A. [member]
Disclosure of associates [line items]
Acquisition of Subsidiary		117,276	[5]	0
Joint ventures [member] | Advances for investments - Virtu GNL [member]
Disclosure of associates [line items]
Advances for investments	[6]	0
Joint ventures [member] | Advances for investments - Blustone [member]
Disclosure of associates [line items]
Advances for investments		0
Joint ventures [member] | Advances for investments - GPA stations [member]
Disclosure of associates [line items]
Advances for investments		0
Associates [member]
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	1,283,904		4,252	4,384
Share of profit (loss) of subsidiaries, joint ventures and associates	[2]	(95,642)		(92,557)	2,068
Amortization of fair value adjustments		0		0
Dividends		(591)		(1,196)	(2,200)
Equity instrument granted (ii)	[3]			1,540	0
Accumulated other comprehensive income		7,722		37,458
Translation adjustments of foreign subsidiaries		0
Advances for future capital increase and capital contribution		0
Capital increase in cash				42,985
Capital decrease in shares				0	0
Advances for investments				0
Acquisition of Subsidiary		273,325
Transfers of financial assets to investments	[4]			645,333
Advance for future capital				0
Other movements		(3,093)		(1,112)	0
Investments in joint ventures and associates at end of period	[1]	3,679		1,283,904	4,252
Associates [member] | Terminal De Combustiveis Paulinia SA Opla Member
Disclosure of associates [line items]
Acquisition of Subsidiary					0
Associates [member] | Hidrovias do Brasil S.A. [member]
Disclosure of associates [line items]
Acquisition of Subsidiary		(1,461,946)	[5]	647,201
Associates [member] | Advances for investments - Virtu GNL [member]
Disclosure of associates [line items]
Advances for investments	[6]	0
Associates [member] | Advances for investments - Blustone [member]
Disclosure of associates [line items]
Advances for investments		0
Associates [member] | Advances for investments - GPA stations [member]
Disclosure of associates [line items]
Advances for investments		0
Advances [member]
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	90,000		0	0
Share of profit (loss) of subsidiaries, joint ventures and associates	[2]	0		0	0
Amortization of fair value adjustments		0		0
Dividends		0		0	0
Equity instrument granted (ii)	[3]			0	0
Accumulated other comprehensive income		0		0
Translation adjustments of foreign subsidiaries		0
Advances for future capital increase and capital contribution		0
Capital increase in cash				0
Capital decrease in shares				0	0
Acquisition of Subsidiary		0
Transfers of financial assets to investments	[4]			0
Advance for future capital				0
Other movements		0		0	0
Investments in joint ventures and associates at end of period	[1]	95,275		90,000	0
Advances [member] | Terminal De Combustiveis Paulinia SA Opla Member
Disclosure of associates [line items]
Acquisition of Subsidiary					0
Advances [member] | Hidrovias do Brasil S.A. [member]
Disclosure of associates [line items]
Acquisition of Subsidiary		0	[5]	0
Advances [member] | Advances for investments - Virtu GNL [member]
Disclosure of associates [line items]
Advances for investments	[6]	30,000
Advances [member] | Advances for investments - Blustone [member]
Disclosure of associates [line items]
Advances for investments		5,872
Advances [member] | Advances for investments - GPA stations [member]
Disclosure of associates [line items]
Advances for investments		(30,597)		90,000
Advances for future capital increase [member]
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	500,000		0	0
Share of profit (loss) of subsidiaries, joint ventures and associates	[2]	0		0	0
Amortization of fair value adjustments		0		0
Dividends		0		0	0
Equity instrument granted (ii)	[3]			0	0
Accumulated other comprehensive income		0		0
Translation adjustments of foreign subsidiaries		0
Advances for future capital increase and capital contribution		0
Capital increase in cash				0
Capital decrease in shares				0	0
Advances for investments				0
Acquisition of Subsidiary		0
Transfers of financial assets to investments	[4]			0
Advance for future capital				500,000
Other movements		0		0	0
Investments in joint ventures and associates at end of period	[1]	0		500,000	0
Advances for future capital increase [member] | Terminal De Combustiveis Paulinia SA Opla Member
Disclosure of associates [line items]
Acquisition of Subsidiary					0
Advances for future capital increase [member] | Hidrovias do Brasil S.A. [member]
Disclosure of associates [line items]
Acquisition of Subsidiary		(500,000)	[5]	0
Advances for future capital increase [member] | Advances for investments - Virtu GNL [member]
Disclosure of associates [line items]
Advances for investments	[6]	0
Advances for future capital increase [member] | Advances for investments - Blustone [member]
Disclosure of associates [line items]
Advances for investments		0
Advances for future capital increase [member] | Advances for investments - GPA stations [member]
Disclosure of associates [line items]
Advances for investments		0
Other investments [member]
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	0		0	0
Share of profit (loss) of subsidiaries, joint ventures and associates	[2]	0		0	0
Amortization of fair value adjustments		0		0
Dividends		0		0	0
Equity instrument granted (ii)	[3]			0	0
Accumulated other comprehensive income		0		0
Translation adjustments of foreign subsidiaries		(271)
Advances for future capital increase and capital contribution		0
Capital increase in cash				0
Capital decrease in shares				0	0
Advances for investments				0
Acquisition of Subsidiary		0
Transfers of financial assets to investments	[4]			0
Advance for future capital				0
Other movements		0		0	0
Investments in joint ventures and associates at end of period	[1]	4,163		0	0
Other investments [member] | Terminal De Combustiveis Paulinia SA Opla Member
Disclosure of associates [line items]
Acquisition of Subsidiary					R$ 0
Other investments [member] | Hidrovias do Brasil S.A. [member]
Disclosure of associates [line items]
Acquisition of Subsidiary		4,434	[5]	R$ 0
Other investments [member] | Advances for investments - Virtu GNL [member]
Disclosure of associates [line items]
Advances for investments	[6]	0
Other investments [member] | Advances for investments - Blustone [member]
Disclosure of associates [line items]
Advances for investments		0
Other investments [member] | Advances for investments - GPA stations [member]
Disclosure of associates [line items]
Advances for investments		R$ 0

[1]	Investments in subsidiaries, joint ventures and associates net of provision for loss on investment.
[2]	Adjusted for unrealized profits between subsidiaries.
[3]	Amounts refer to grants of long-term incentives in subsidiaries Ultra Mobilidade, Companhia Ultragaz, Ultracargo Logística and Ultra Logística.
[4]	Reclassification of the portion of the investment attributed to the sale of the Cabotage operation of subsidiary Hidrovias, according to the opening balance of acquisition of control of Hidrovias. For further details, see Note 28.
[5]	Amounts refer to the write-off of the investment in Hidrovias as an associate through the acquisition of control and consolidation that occurred on May 8, 2025. For further details, see Note 27.b. Additionally, due to the consolidation of Hidrovias, its joint ventures are now included in the consolidated in the amount of R$ 117,276.
[6]	The amount refers to the advance for the acquisition of a 37.5% interest in Virtu GNL Participações S.A by subsidiary UVC Investimentos Ltda.